INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedules of inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020
Raw materials
Ore in stockpiles	$2,587	$2,742	$174	$114
Ore on leach pads	663	591	—	—
Mine operating supplies	593	615	79	54
Work in process	108	117	—	—
Finished products	76	114	90	97
	$4,027	$4,179	$343	$265
Non-current ore in stockpiles and on leach pads[1]	(2,462)	(2,452)	(174)	(114)
	$1,565	$1,727	$169	$151
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2021	2020
Cortez	$22	$17
Phoenix	—	10
Carlin	—	2
Inventory impairment charges	$22	$29

Ore in Stockpiles	As at December 31, 2021	As at December 31, 2020
Gold
Carlin	$986	$1,029
Pueblo Viejo	674	646
Turquoise Ridge	405	365
Loulo-Gounkoto	161	171
North Mara	93	133
Cortez	81	127
Lagunas Norte	—	73
Veladero	51	58
Phoenix	73	47
Tongon	33	33
Porgera	30	30
Buzwagi	—	15
Hemlo	—	14
Other	—	1
Copper
Lumwana	174	114
	$2,761	$2,856

Ore on Leach pads	As at December 31, 2021	As at December 31, 2020
Gold
Carlin	$209	$179
Veladero	196	133
Cortez	113	58
Long Canyon	77	33
Turquoise Ridge	41	39
Phoenix	23	26
Pierina	4	2
Lagunas Norte	—	121
	$663	$591